SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Company's revenues generated from each segment [Line Items]
Net sales	$ 929,836,289	$ 1,282,031,446	$ 1,561,497,028
Gross profit	109,496,082	187,873,844	209,283,285
Other [Member]
Company's revenues generated from each segment [Line Items]
Net sales	45,708,768	1,044,975	695,750
Gross profit	6,200,915	600,087	36,679
Elimination [Member]
Company's revenues generated from each segment [Line Items]
Net sales	(932,998,645)	(892,053,374)	(1,176,420,479)
Gross profit	(21,020,333)	13,818,412	(427,602)
Wafer [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net sales	1,018,667,813	1,032,418,596	1,416,614,234
Gross profit	79,317,633	62,884,189	71,483,745
Cell and module [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net sales	712,503,016	1,024,331,572	1,311,867,301
Gross profit	37,515,810	88,563,261	134,289,199
Solar power projects [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net sales	85,955,337	116,289,676	8,740,222
Gross profit	$ 7,482,057	$ 22,007,895	$ 3,901,264